Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	228,951,451.40	16,366
Yield Supplement Overcollateralization Amount 09/30/22	4,878,334.44	0
Receivables Balance 09/30/22	233,829,785.84	16,366
Principal Payments	11,002,385.67	289
Defaulted Receivables	203,782.45	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	4,500,667.77	0
Pool Balance at 10/31/22	218,122,949.95	16,067

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.46%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,750,939.28	147
Past Due 61-90 days	929,603.67	49
Past Due 91-120 days	153,660.23	10
Past Due 121+ days	0.00	0
Total	3,834,203.18	206

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	200,075.31
Aggregate Net Losses/(Gains) - October 2022	3,707.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.02%
Prior Net Losses/(Gains) Ratio	0.14%
Second Prior Net Losses/(Gains) Ratio	0.18%
Third Prior Net Losses/(Gains) Ratio	-0.09%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.24%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	32.60

Flow of Funds	$ Amount
Collections	12,013,764.60
Investment Earnings on Cash Accounts	5,917.13
Servicing Fee	(194,858.15)
Transfer to Collection Account	-
Available Funds	11,824,823.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	179,837.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	6,644,106.54
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	769,187.25

Total Distributions of Available Funds	11,824,823.58

Servicing Fee	194,858.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	224,767,056.49
Principal Paid	10,828,501.45
Note Balance @ 11/15/22	213,938,555.04

Class A-1
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2a
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-2b
Note Balance @ 10/17/22	0.00
Principal Paid	0.00
Note Balance @ 11/15/22	0.00
Note Factor @ 11/15/22	0.0000000%

Class A-3
Note Balance @ 10/17/22	110,187,056.49
Principal Paid	10,828,501.45
Note Balance @ 11/15/22	99,358,555.04
Note Factor @ 11/15/22	36.2093859%

Class A-4
Note Balance @ 10/17/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	76,910,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	25,110,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	12,560,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	227,134.88
Total Principal Paid	10,828,501.45
Total Paid	11,055,636.33

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	101,004.80
Principal Paid	10,828,501.45
Total Paid to A-3 Holders	10,929,506.25

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2720895
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.9716829
Total Distribution Amount	13.2437724

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3680933
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.4624688
Total A-3 Distribution Amount	39.8305621

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	613.58
Noteholders' Principal Distributable Amount	386.42

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	2,092,197.46
Investment Earnings	5,004.13
Investment Earnings Paid	(5,004.13)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,820,437.18	$1,137,505.55	$980,427.56
Number of Extensions	105	61	52
Ratio of extensions to Beginning of Period Receivables Balance	0.78%	0.46%	0.38%